Principal accounting policies - Basis of presentation (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)
Sale Of Stock [Line Items]
Net loss	$ (38,870)	$ (202,806)	$ (16,598)
Accumulated deficit	(460,802)	(422,112)
Net cash (used in)/provided by operating activities	(19,426)	71,104	(19,673)
Cash and cash equivalents	50,766	82,754	41,443
Time deposits	258	10
Restricted cash	26,756	22,543	$ 36,146
Bank borrowings	38,406	44,283
Net cash position	39,400	61
1-year revolving loan denominated in RMB
Sale Of Stock [Line Items]
Bank borrowings	10,452	18,411
One of the loan agreements
Sale Of Stock [Line Items]
Bank borrowings	20,000			¥ 114.5
Asset Pledged as Collateral
Sale Of Stock [Line Items]
Restricted cash pledge	$ 6,442	$ 41,235